Segment, Product and Geographic Information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment revenues	$ 737,255	$ 633,021	$ 642,692
Display drivers for large-size applications [Member]
Segment revenues	305,247	270,372	366,492
Display drivers for mobile handsets applications [Member]
Segment revenues	177,175	169,248	119,623
Display drivers for consumer electronics applications [Member]
Segment revenues	151,689	112,836	103,942
Others [Member]
Segment revenues	$ 103,144	$ 80,565	$ 52,635